First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments
July 31, 2023 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS – 97.9%
	Aerospace & Defense – 0.1%
54,893	Leonardo DRS, Inc. (a)	$916,164
	Air Freight & Logistics – 2.0%
116,383	Expeditors International of Washington, Inc.	14,815,556
	Automobiles – 2.1%
155,106	Li Auto, Inc., ADR (a)	6,638,537
32,555	Tesla, Inc. (a)	8,706,184
		15,344,721
	Banks – 4.5%
209,702	Bank OZK	9,170,268
69,056	Commerce Bancshares, Inc.	3,672,398
120,736	First Hawaiian, Inc.	2,498,028
30,335	JPMorgan Chase & Co. (b)	4,791,717
94,887	Pinnacle Financial Partners, Inc.	7,201,923
55,500	UMB Financial Corp.	3,940,500
34,852	WSFS Financial Corp.	1,524,775
		32,799,609
	Biotechnology – 5.6%
114,042	AbbVie, Inc. (b)	17,058,402
179,431	BioCryst Pharmaceuticals, Inc. (a)	1,325,995
97,849	CRISPR Therapeutics AG (a)	5,609,683
25,172	Immunocore Holdings PLC., ADR (a)	1,660,848
230,574	Ironwood Pharmaceuticals, Inc. (a)	2,557,066
43,769	United Therapeutics Corp. (a)	10,623,612
53,262	Veracyte, Inc. (a)	1,462,042
26,062	Vir Biotechnology, Inc. (a)	366,953
		40,664,601
	Broadline Retail – 2.0%
81,665	Amazon.com, Inc. (a) (b)	10,916,977
80,438	Global-e Online Ltd. (a)	3,623,732
		14,540,709
	Building Products – 4.1%
77,205	Advanced Drainage Systems, Inc.	9,418,238
110,950	Builders FirstSource, Inc. (a)	16,024,508
5,850	CSW Industrials, Inc.	1,056,217
50,366	Griffon Corp.	2,101,270
89,619	Masterbrand, Inc. (a)	1,106,795
		29,707,028
	Chemicals – 3.7%
104,156	CF Industries Holdings, Inc.	8,549,125
182,978	LyondellBasell Industries N.V., Class A (b)	18,089,205
		26,638,330
	Communications Equipment – 2.3%
305,319	Cisco Systems, Inc. (b)	15,888,801
25,121	Digi International, Inc. (a)	1,053,323
		16,942,124
	Consumer Finance – 2.5%
531,054	Synchrony Financial (b)	18,342,605

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS (Continued)
	Consumer Staples Distribution & Retail – 1.5%
117,334	Sprouts Farmers Market, Inc. (a)	$4,605,359
83,092	Sysco Corp.	6,340,751
		10,946,110
	Diversified Consumer Services – 0.8%
168,161	H&R Block, Inc.	5,651,891
	Diversified Telecommunication Services – 0.7%
40,525	AT&T, Inc.	588,423
69,088	Iridium Communications, Inc.	3,630,574
18,374	Verizon Communications, Inc.	626,186
		4,845,183
	Electrical Equipment – 0.8%
34,181	Acuity Brands, Inc.	5,648,068
	Electronic Equipment, Instruments & Components – 0.4%
58,056	Trimble, Inc. (a)	3,123,413
	Energy Equipment & Services – 0.7%
160,585	Tenaris S.A., ADR	5,377,992
	Entertainment – 1.0%
50,331	Spotify Technology S.A. (a)	7,519,955
	Financial Services – 1.5%
20,278	Berkshire Hathaway, Inc., Class B (a)	7,137,045
15,560	Visa, Inc., Class A (b)	3,699,079
		10,836,124
	Food Products – 4.1%
37,809	Bunge Ltd.	4,108,704
206,927	Campbell Soup Co.	9,481,395
38,721	Hershey (The) Co. (b)	8,956,555
46,823	J.M. Smucker (The) Co.	7,053,885
		29,600,539
	Ground Transportation – 0.3%
37,604	Uber Technologies, Inc. (a)	1,859,894
	Health Care Equipment & Supplies – 0.2%
18,776	Inari Medical, Inc. (a)	1,071,546
	Health Care Providers & Services – 9.9%
73,321	Accolade, Inc. (a)	1,101,281
114,987	Alignment Healthcare, Inc. (a)	714,069
173,747	Centene Corp. (a) (b)	11,830,433
36,320	Elevance Health, Inc. (b)	17,129,602
63,923	Enhabit, Inc. (a)	877,663
32,303	Humana, Inc. (b)	14,756,980
41,699	McKesson Corp. (b)	16,779,678
83,077	Option Care Health, Inc. (a)	2,806,341
11,620	UnitedHealth Group, Inc.	5,884,019
		71,880,066
	Hotels, Restaurants & Leisure – 1.9%
2,077	Booking Holdings, Inc. (a)	6,170,351
49,133	Cracker Barrel Old Country Store, Inc.	4,579,196

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS (Continued)
	Hotels, Restaurants & Leisure (Continued)
32,291	DoorDash, Inc., Class A (a)	$2,931,700
		13,681,247
	Household Durables – 4.5%
25,327	Green Brick Partners, Inc. (a)	1,431,482
146,211	Lennar Corp., Class A (b)	18,543,941
2,064	NVR, Inc. (a)	13,016,492
		32,991,915
	Household Products – 0.5%
23,038	Procter & Gamble (The) Co.	3,600,839
	Insurance – 2.8%
82,486	Chubb Ltd. (b)	16,860,963
23,898	RLI Corp.	3,188,232
		20,049,195
	Interactive Media & Services – 2.3%
54,694	Alphabet, Inc., Class A (a) (b)	7,258,988
40,632	Alphabet, Inc., Class C (a) (b)	5,408,526
143,428	Eventbrite, Inc., Class A (a)	1,650,856
48,128	Yelp, Inc. (a)	2,168,166
		16,486,536
	IT Services – 0.3%
70,972	Squarespace, Inc., Class A (a)	2,352,012
	Marine Transportation – 0.2%
114,448	Genco Shipping & Trading Ltd.	1,659,496
	Metals & Mining – 3.7%
290,447	Gold Fields Ltd., ADR	4,493,215
87,636	Osisko Gold Royalties Ltd.	1,298,766
268,095	Rio Tinto PLC, ADR (b)	17,841,722
32,506	Steel Dynamics, Inc.	3,464,489
		27,098,192
	Oil, Gas & Consumable Fuels – 4.2%
43,198	Antero Resources Corp. (a)	1,155,547
40,407	Cenovus Energy, Inc.	768,541
24,515	Chevron Corp.	4,012,125
4,537	Chord Energy Corp.	711,583
9,569	Civitas Resources, Inc.	716,335
78,224	Equinor ASA, ADR	2,399,912
41,685	Exxon Mobil Corp.	4,470,299
116,049	Magnolia Oil & Gas Corp., Class A	2,570,485
214,275	PBF Energy, Inc., Class A	10,165,206
32,599	Peabody Energy Corp.	731,522
58,429	Range Resources Corp.	1,836,424
38,538	SandRidge Energy, Inc. (a)	658,229
		30,196,208
	Personal Care Products – 0.9%
554,365	Coty, Inc., Class A (a)	6,674,555
	Pharmaceuticals – 1.7%
29,519	Amphastar Pharmaceuticals, Inc. (a)	1,791,508

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS (Continued)
	Pharmaceuticals (Continued)
55,348	Johnson & Johnson (b)	$9,272,450
23,828	Prestige Consumer Healthcare, Inc. (a)	1,553,824
		12,617,782
	Professional Services – 0.5%
82,833	Fiverr International Ltd. (a)	2,496,587
71,898	Legalzoom.com, Inc. (a)	1,098,601
		3,595,188
	Semiconductors & Semiconductor Equipment – 5.9%
46,494	Ambarella, Inc. (a)	3,878,530
23,582	Broadcom, Inc.	21,191,964
91,004	Maxeon Solar Technologies Ltd. (a)	2,246,889
62,078	Microchip Technology, Inc.	5,831,607
12,895	NVIDIA Corp.	6,025,705
36,432	Power Integrations, Inc.	3,539,004
		42,713,699
	Software – 5.5%
7,461	Atlassian Corp., Class A (a)	1,357,454
129,579	Clear Secure, Inc., Class A	3,072,318
27,180	Datadog, Inc., Class A (a)	3,172,450
210,164	Gen Digital, Inc.	4,087,690
69,343	Microsoft Corp. (b)	23,293,701
31,860	Sprout Social, Inc., Class A (a)	1,820,480
103,284	Varonis Systems, Inc. (a)	2,964,251
		39,768,344
	Specialty Retail – 0.5%
23,885	Dick’s Sporting Goods, Inc.	3,367,785
	Technology Hardware, Storage & Peripherals – 5.9%
140,738	Apple, Inc. (b)	27,647,980
190,840	NetApp, Inc.	14,887,429
		42,535,409
	Textiles, Apparel & Luxury Goods – 0.2%
123,162	Wolverine World Wide, Inc.	1,560,463
	Tobacco – 2.3%
366,347	Altria Group, Inc. (b)	16,639,481
	Trading Companies & Distributors – 1.0%
85,993	Core & Main, Inc., Class A (a)	2,718,239
19,887	GMS, Inc. (a)	1,465,473
30,498	MSC Industrial Direct Co., Inc., Class A	3,077,858
		7,261,570
	Wireless Telecommunication Services – 2.3%
119,735	T-Mobile US, Inc. (a) (b)	16,495,891
	Total Common Stocks	710,418,035
	(Cost $631,407,816)
MASTER LIMITED PARTNERSHIPS – 1.6%
	Oil, Gas & Consumable Fuels – 1.6%
415,577	Enterprise Products Partners, L.P.	11,016,946

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Shares/ Units	Description	Value
MASTER LIMITED PARTNERSHIPS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
24,464	Viper Energy Partners, L.P. (c)	$663,464
	Total Master Limited Partnerships	11,680,410
	(Cost $11,435,012)

Total Investments – 99.5%	722,098,445
(Cost $642,842,828)

Shares	Description	Value
COMMON STOCKS SOLD SHORT – (25.7)%
	Aerospace & Defense – (1.4)%
(2,440)	AeroVironment, Inc. (a)	(232,435)
(6,525)	BWX Technologies, Inc.	(450,225)
(7,593)	Hexcel Corp.	(536,673)
(17,008)	Kratos Defense & Security Solutions, Inc. (a)	(256,651)
(5,743)	Mercury Systems, Inc. (a)	(218,119)
(9,738)	Northrop Grumman Corp.	(4,333,410)
(40,581)	RTX Corp.	(3,568,287)
(9,249)	Spirit AeroSystems Holdings, Inc., Class A	(294,303)
		(9,890,103)
	Automobiles – (0.1)%
(20,939)	Rivian Automotive, Inc., Class A (a)	(578,754)
	Banks – (1.6)%
(7,177)	Axos Financial, Inc. (a)	(337,319)
(24,373)	Cadence Bank	(610,544)
(4,738)	Credicorp Ltd.	(744,103)
(10,581)	First Financial Bankshares, Inc.	(344,835)
(16,491)	Home BancShares, Inc.	(400,896)
(27,233)	M&T Bank Corp.	(3,808,807)
(34,039)	Old National Bancorp	(579,684)
(36,389)	PNC Financial Services Group (The), Inc.	(4,981,290)
		(11,807,478)
	Beverages – (0.8)%
(22,057)	Molson Coors Beverage Co., Class B	(1,538,917)
(22,571)	PepsiCo, Inc.	(4,231,160)
		(5,770,077)
	Biotechnology – (0.1)%
(12,201)	Myriad Genetics, Inc. (a)	(272,692)
(6,127)	Natera, Inc. (a)	(277,063)
		(549,755)
	Broadline Retail – (0.1)%
(15,836)	Coupang, Inc. (a)	(287,423)
(5,147)	Etsy, Inc. (a)	(523,193)
		(810,616)
	Building Products – (0.1)%
(5,304)	Armstrong World Industries, Inc.	(410,317)
	Capital Markets – (1.3)%
(3,077)	Ares Management Corp., Class A	(305,300)

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS SOLD SHORT (Continued)
	Capital Markets (Continued)
(6,771)	Goldman Sachs Group (The), Inc.	$(2,409,596)
(31,955)	Intercontinental Exchange, Inc.	(3,668,434)
(38,492)	KKR & Co, Inc.	(2,285,655)
(4,004)	Morgan Stanley	(366,606)
(27,655)	Robinhood Markets, Inc. (a)	(355,643)
		(9,391,234)
	Chemicals – (1.4)%
(5,243)	Air Products & Chemicals, Inc.	(1,600,845)
(40,476)	Corteva, Inc.	(2,284,061)
(11,381)	FMC Corp.	(1,095,194)
(5,326)	Ingevity Corp. (a)	(340,970)
(11,645)	Linde PLC	(4,549,352)
		(9,870,422)
	Commercial Services & Supplies – (0.1)%
(5,223)	Clean Harbors, Inc. (a)	(868,376)
(15,466)	OPENLANE, Inc. (a)	(242,816)
		(1,111,192)
	Communications Equipment – (0.0)%
(7,676)	Viasat, Inc. (a)	(237,495)
	Construction & Engineering – (0.2)%
(8,184)	Construction Partners, Inc., Class A (a)	(240,610)
(8,498)	Fluor Corp. (a)	(263,268)
(7,519)	MasTec, Inc. (a)	(885,362)
(12,423)	MDU Resources Group, Inc.	(274,797)
		(1,664,037)
	Construction Materials – (0.2)%
(3,105)	Knife River Corp. (a)	(134,974)
(3,272)	Martin Marietta Materials, Inc.	(1,460,817)
		(1,595,791)
	Consumer Finance – (0.1)%
(983)	Credit Acceptance Corp. (a)	(547,138)
(24,331)	SLM Corp.	(393,675)
		(940,813)
	Consumer Staples Distribution & Retail – (0.5)%
(1,360)	Casey’s General Stores, Inc.	(343,618)
(66,199)	Kroger (The) Co.	(3,219,919)
		(3,563,537)
	Containers & Packaging – (0.3)%
(20,959)	Ball Corp.	(1,230,084)
(26,537)	International Paper Co.	(956,924)
		(2,187,008)
	Diversified Consumer Services – (0.0)%
(26,092)	Udemy, Inc. (a)	(308,147)
	Diversified Telecommunication Services – (0.1)%
(30,718)	Frontier Communications Parent, Inc. (a)	(559,375)

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS SOLD SHORT (Continued)
	Electric Utilities – (0.0)%
(6,724)	FirstEnergy Corp.	$(264,858)
	Electrical Equipment – (0.9)%
(47,434)	Bloom Energy Corp., Class A (a)	(847,171)
(71,488)	Enovix Corp. (a)	(1,538,422)
(12,685)	Fluence Energy, Inc. (a)	(370,909)
(70,500)	Plug Power, Inc. (a)	(924,960)
(25,011)	SunPower Corp. (a)	(246,859)
(157,443)	Sunrun, Inc. (a)	(2,988,268)
		(6,916,589)
	Electronic Equipment, Instruments & Components – (0.3)%
(56,218)	Corning, Inc.	(1,908,039)
	Energy Equipment & Services – (1.1)%
(24,645)	Archrock, Inc.	(287,361)
(24,570)	Baker Hughes Co.	(879,360)
(20,494)	Diamond Offshore Drilling, Inc. (a)	(324,420)
(23,315)	Halliburton Co.	(911,150)
(64,132)	Schlumberger Ltd.	(3,741,461)
(72,654)	TechnipFMC PLC	(1,332,474)
(43,222)	Transocean Ltd. (a)	(380,354)
		(7,856,580)
	Entertainment – (1.2)%
(32,599)	ROBLOX Corp. (a)	(1,279,511)
(4,432)	Roku, Inc. (a)	(426,669)
(15,720)	Take-Two Interactive Software, Inc. (a)	(2,404,217)
(47,149)	Walt Disney (The) Co. (a)	(4,191,074)
(33,007)	Warner Bros Discovery, Inc. (a)	(431,401)
		(8,732,872)
	Financial Services – (0.2)%
(16,953)	Affirm Holdings, Inc. (a)	(328,719)
(12,014)	Cannae Holdings, Inc. (a)	(244,845)
(11,773)	Compass Diversified Holdings	(265,246)
(8,029)	Mr Cooper Group, Inc. (a)	(465,441)
		(1,304,251)
	Food Products – (0.2)%
(10,650)	Freshpet, Inc. (a)	(783,201)
(10,157)	Hostess Brands, Inc. (a)	(244,174)
(2,642)	Ingredion, Inc.	(293,949)
		(1,321,324)
	Ground Transportation – (0.1)%
(15,948)	Hertz Global Holdings, Inc. (a)	(268,724)
(29,035)	Lyft, Inc. (a)	(369,035)
(6,845)	Werner Enterprises, Inc.	(321,852)
		(959,611)
	Health Care Equipment & Supplies – (2.1)%
(12,748)	Becton Dickinson and Co.	(3,551,848)
(4,090)	CONMED Corp.	(495,094)
(3,125)	Cooper (The) Cos., Inc.	(1,222,687)
(23,733)	Dentsply Sirona, Inc.	(985,394)
(5,371)	Enovis Corp. (a)	(343,207)

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS SOLD SHORT (Continued)
	Health Care Equipment & Supplies (Continued)
(24,088)	GE HealthCare Technologies, Inc.	$(1,878,864)
(19,500)	Globus Medical, Inc., Class A (a)	(1,175,265)
(3,739)	Integer Holdings Corp. (a)	(345,783)
(7,048)	Integra LifeSciences Holdings Corp. (a)	(320,473)
(4,053)	iRhythm Technologies, Inc. (a)	(425,808)
(4,561)	Masimo Corp. (a)	(557,810)
(7,528)	Medtronic PLC	(660,657)
(6,689)	Novocure Ltd. (a)	(218,329)
(5,614)	STERIS PLC	(1,266,238)
(14,946)	Zimmer Biomet Holdings, Inc.	(2,064,790)
		(15,512,247)
	Health Care Providers & Services – (0.4)%
(38,638)	Agilon Health, Inc. (a)	(739,918)
(8,062)	Laboratory Corp of America Holdings	(1,724,703)
(8,309)	RadNet, Inc. (a)	(274,862)
		(2,739,483)
	Health Care Technology – (0.6)%
(54,467)	Teladoc Health, Inc. (a)	(1,621,483)
(11,766)	Veeva Systems, Inc. (a)	(2,402,852)
		(4,024,335)
	Hotels, Restaurants & Leisure – (0.2)%
(21,534)	Carnival Corp. (a)	(405,701)
(3,782)	Light & Wonder, Inc. (a)	(265,875)
(16,647)	Norwegian Cruise Line Holdings Ltd. (a)	(367,399)
(24,878)	Sweetgreen, Inc. (a)	(374,911)
		(1,413,886)
	Household Durables – (0.2)%
(15,416)	Sonos, Inc. (a)	(264,230)
(10,381)	Whirlpool Corp.	(1,497,563)
		(1,761,793)
	Household Products – (0.1)%
(8,130)	Spectrum Brands Holdings, Inc.	(637,473)
	Industrial Conglomerates – (0.6)%
(21,857)	Honeywell International, Inc.	(4,243,099)
	Insurance – (0.5)%
(3,824)	Aflac, Inc.	(276,628)
(14,004)	Brown & Brown, Inc.	(986,582)
(12,505)	CNO Financial Group, Inc.	(321,629)
(5,258)	Kemper Corp.	(268,000)
(14,932)	Lemonade, Inc. (a)	(347,169)
(10,659)	Loews Corp.	(667,786)
(3,663)	Travelers Cos (The), Inc.	(632,271)
		(3,500,065)
	Interactive Media & Services – (0.0)%
(3,968)	IAC, Inc. (a)	(276,173)
	IT Services – (0.3)%
(20,143)	Akamai Technologies, Inc. (a)	(1,903,513)

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS SOLD SHORT (Continued)
	IT Services (Continued)
(4,666)	Twilio, Inc., Class A (a)	$(308,096)
		(2,211,609)
	Leisure Products – (0.3)%
(31,994)	Mattel, Inc. (a)	(681,472)
(103,361)	Peloton Interactive, Inc., Class A (a)	(1,003,636)
(27,862)	Topgolf Callaway Brands Corp. (a)	(556,404)
		(2,241,512)
	Life Sciences Tools & Services – (0.1)%
(5,522)	Azenta, Inc. (a)	(259,424)
(8,062)	Fortrea Holdings, Inc. (a)	(257,661)
(27,766)	Pacific Biosciences of California, Inc. (a)	(366,789)
		(883,874)
	Machinery – (0.8)%
(28,303)	3D Systems Corp. (a)	(246,519)
(11,518)	Deere & Co.	(4,948,133)
(10,102)	Kornit Digital Ltd. (a)	(320,133)
(2,976)	SPX Technologies, Inc. (a)	(251,799)
(2,948)	Xylem, Inc.	(332,387)
		(6,098,971)
	Media – (0.6)%
(44,917)	Fox Corp., Class A	(1,502,474)
(47,180)	Interpublic Group of (The) Cos., Inc.	(1,614,971)
(10,239)	Liberty Broadband Corp., Class C (a)	(912,602)
		(4,030,047)
	Metals & Mining – (0.0)%
(4,925)	Carpenter Technology Corp.	(294,811)
	Oil, Gas & Consumable Fuels – (0.8)%
(9,269)	DT Midstream, Inc.	(496,077)
(41,068)	Enviva, Inc.	(553,186)
(7,731)	Green Plains, Inc. (a)	(274,528)
(21,632)	Hess Corp.	(3,282,223)
(28,430)	Marathon Oil Corp.	(746,856)
(9,301)	New Fortress Energy, Inc.	(265,544)
(21,191)	Talos Energy, Inc. (a)	(339,056)
		(5,957,470)
	Passenger Airlines – (0.0)%
(33,190)	JetBlue Airways Corp. (a)	(257,886)
	Personal Care Products – (0.6)%
(27,704)	Beauty Health (The) Co. (a)	(229,666)
(21,706)	Estee Lauder (The) Cos., Inc., Class A	(3,907,080)
		(4,136,746)
	Professional Services – (0.8)%
(50,310)	Alight, Inc. (a)	(492,032)
(17,507)	Ceridian HCM Holding, Inc. (a)	(1,239,671)
(8,664)	Equifax, Inc.	(1,768,149)
(5,977)	Exponent, Inc.	(535,420)
(3,216)	FTI Consulting, Inc. (a)	(563,314)

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS SOLD SHORT (Continued)
	Professional Services (Continued)
(14,673)	Leidos Holdings, Inc.	$(1,372,366)
		(5,970,952)
	Real Estate Management & Development – (0.5)%
(21,823)	CBRE Group, Inc., Class A (a)	(1,818,074)
(41,863)	Cushman & Wakefield PLC (a)	(411,513)
(4,533)	Jones Lang LaSalle, Inc. (a)	(754,971)
(20,523)	Kennedy-Wilson Holdings, Inc.	(338,630)
(22,577)	Redfin Corp. (a)	(338,204)
		(3,661,392)
	Semiconductors & Semiconductor Equipment – (1.0)%
(25,826)	Credo Technology Group Holding Ltd. (a)	(438,267)
(7,868)	Intel Corp.	(281,439)
(63,370)	Micron Technology, Inc.	(4,523,984)
(2,415)	QUALCOMM, Inc.	(319,191)
(23,099)	Wolfspeed, Inc. (a)	(1,522,224)
		(7,085,105)
	Software – (1.5)%
(12,727)	Confluent, Inc., Class A (a)	(439,591)
(5,932)	Envestnet, Inc. (a)	(367,665)
(24,456)	Gitlab, Inc., Class A (a)	(1,213,751)
(7,935)	Guidewire Software, Inc. (a)	(673,047)
(39,316)	Oracle Corp.	(4,609,015)
(50,572)	Riot Platforms, Inc. (a)	(936,593)
(32,996)	Samsara, Inc. (a)	(921,908)
(66,953)	SentinelOne, Inc. (a)	(1,116,107)
(27,901)	Zuora, Inc. (a)	(327,279)
		(10,604,956)
	Specialty Retail – (0.6)%
(10,251)	Abercrombie & Fitch Co (a)	(406,042)
(30,190)	Gap (The), Inc.	(310,957)
(43,587)	Leslie’s, Inc. (a)	(277,649)
(924)	Murphy USA, Inc.	(283,696)
(19,402)	National Vision Holdings, Inc. (a)	(419,665)
(26,330)	Petco Health & Wellness Co, Inc. (a)	(214,853)
(17,423)	Urban Outfitters, Inc. (a)	(633,675)
(19,175)	Wayfair, Inc., Class A (a)	(1,493,157)
		(4,039,694)
	Technology Hardware, Storage & Peripherals – (0.4)%
(148,779)	Hewlett Packard Enterprise Co.	(2,585,779)
(6,155)	Western Digital Corp. (a)	(261,957)
		(2,847,736)
	Textiles, Apparel & Luxury Goods – (0.0)%
(29,620)	Figs, Inc., Class A (a)	(218,003)
	Trading Companies & Distributors – (0.2)%
(4,379)	AerCap Holdings NV (a)	(279,424)
(8,847)	FTAI Aviation Ltd.	(284,962)
(3,701)	SiteOne Landscape Supply, Inc. (a)	(629,170)
		(1,193,556)

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS SOLD SHORT (Continued)
	Wireless Telecommunication Services – (0.1)%
(38,038)	Telephone & Data Systems, Inc.	$(305,065)
(16,206)	United States Cellular Corp. (a)	(287,008)
		(592,073)
	Total Common Stocks Sold Short	(186,945,222)
	(Proceeds $173,038,115)
REAL ESTATE INVESTMENT TRUSTS SOLD SHORT – (1.7)%
	Mortgage Real Estate Investment Trusts – (0.2)%
(63,526)	Annaly Capital Management, Inc.	(1,276,237)
	Office REITs – (0.4)%
(16,197)	Alexandria Real Estate Equities, Inc.	(2,035,639)
(6,774)	Boston Properties, Inc.	(451,352)
(26,992)	JBG SMITH Properties	(451,576)
		(2,938,567)
	Residential REITs – (0.1)%
(24,480)	Independence Realty Trust, Inc.	(417,139)
	Specialized REITs – (1.0)%
(16,418)	American Tower Corp.	(3,124,510)
(28,787)	Crown Castle, Inc.	(3,117,344)
(15,985)	Iron Mountain, Inc.	(981,479)
(26,857)	Outfront Media, Inc.	(415,209)
		(7,638,542)
	Total Real Estate Investment Trusts Sold Short	(12,270,485)
	(Proceeds $11,904,017)
EXCHANGE-TRADED FUNDS SOLD SHORT – (1.2)%
	Capital Markets – (1.2)%
(173,021)	SPDR S&P Regional Banking ETF	(8,424,393)
	(Proceeds $7,042,743)
	Total Investments Sold Short – (28.6)%	(207,640,100)
	(Proceeds $191,984,875)
	Net Other Assets and Liabilities – 29.1%	211,395,506
	Net Assets – 100.0%	$725,853,851

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
NASDAQ 100 E-mini Futures	Short	46	Sep 2023	$ (14,588,900)	$(1,031,134)
Russell 2000 E-mini Futures	Short	563	Sep 2023	(56,682,840)	(3,572,269)
				$(71,271,740)	$(4,603,403)

(a)	Non-income producing security.
(b)	This security or a portion of this security is segregated as collateral for investments sold short. At July 31, 2023, the segregated value of these securities amounts to $189,194,435.
(c)	This security is taxed as a “C” corporation for federal income tax purposes.

Abbreviations throughout the Portfolio of Investments:
ADR	American Depositary Receipt

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Country Allocation†	% of Net Assets
United States	58.3%
Switzerland	3.0
Netherlands	2.5
United Kingdom	2.5
Luxembourg	1.8
Cayman Islands	1.4
Israel	0.8
South Africa	0.6
Bermuda	0.4
Norway	0.3
Singapore	0.3
Canada	0.3
Marshall Islands	0.2
Jersey	0.0*
Panama	-0.1
Curacao	-0.5
Ireland	-0.9
Total Investments	70.9
Net Other Assets and Liabilities	29.1
Total	100.0%
† The presentation is based on net long and short positions.
* Amount is less than 0.1%.

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of July 31, 2023 is as follows:
ASSETS TABLE
	Total Value at 7/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 710,418,035	$ 710,418,035	$ —	$ —
Master Limited Partnerships*	11,680,410	11,680,410	—	—
Total Investments	$ 722,098,445	$ 722,098,445	$—	$—

LIABILITIES TABLE
	Total Value at 7/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks Sold Short*	$ (186,945,222)	$ (186,945,222)	$ —	$ —
Real Estate Investment Trusts Sold Short*	(12,270,485)	(12,270,485)	—	—
Exchange-Traded Funds Sold Short*	(8,424,393)	(8,424,393)	—	—
Total Investments	(207,640,100)	(207,640,100)	—	—
Futures Contracts	(4,603,403)	(4,603,403)	—	—
Total	$ (212,243,503)	$ (212,243,503)	$—	$—

*	See Portfolio of Investments for industry breakout.